Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Current Assets:
Cash and cash equivalents	$ 112	$ 112
Inventory	15,339,253	8,268,766
Prepaid expenses	2,700,000	2,700,000	7,734,895
Total Current Assets	18,039,365	10,968,878	7,734,895
Other Assets:
In-process research and development	73,400,000	73,400,000	40,000,000
Total Other Assets	73,400,000	73,400,000	40,000,000
Total Assets	91,439,365	84,368,878	47,734,895
Current Liabilities:
Accounts payable	7,676,310	3,711,622	1,289,045
License payable	28,400,000	28,400,000
Accrued expenses	8,722,168		259,071
Total Current Liabilities	49,740,142	32,700,428
Deferred tax liability	2,256,480	1,728,000	1,152,000
Total Liabilities	55,796,733	38,228,539
Stockholders’ Equity:
Preferred stock, value
Common stock, par value	7,155	7,155	6,750
Additional paid-in capital	89,308,821	85,411,771	43,658,750
Accumulated deficit	(53,673,344)	(39,278,587)	(18,129,840)
Total Stockholders’ Equity	35,642,632	46,140,339	25,535,660
Total Liabilities and Stockholders’ Equity	91,439,365	84,368,878	47,734,895
Related Party
Current Liabilities:
Due to related party	4,941,664	588,806	19,499,119
Note payable to related party	$ 3,800,111	3,800,111
Previously Reported
Current Liabilities:
Total Current Liabilities		32,700,429	21,047,235
Total Liabilities		$ 38,228,540	$ 22,199,235